Goodwill (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Goodwill [Roll Forward]
Goodwill, beginning of year	$ 211.5	$ 223.3
Goodwill	(0.8)	(1.2)
Goodwill, end of year	203.9	211.5
Saskatchewan Viking Disposition
Schedule of Goodwill [Roll Forward]
Asset dispositions	0.0	(10.6)
Saskatchewan Viking asset disposition
Schedule of Goodwill [Roll Forward]
Asset dispositions	$ (6.8)	$ 0.0